Fair Value Measurements - Quantitative Information (Details) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares	Jun. 16, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 27,460		$ 0
Level 3 | Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability | $	$ 10,700	$ 93,200
Level 3 | Private Placement Warrant | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	11.50	11.50
Level 3 | Private Placement Warrant | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | $ / shares	5.98	20.55
Level 3 | Private Placement Warrant | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.524	0.600
Level 3 | Private Placement Warrant | Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	4 years 5 months 15 days	5 years
Level 3 | Private Placement Warrant | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0118	0.0089